Property and Equipment, net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property and Equipment, net	Property and Equipment, net
Property and equipment, stated at cost less accumulated depreciation, consisted of the following as of December 31:

	2024	2025	2025
	HK$	HK$	US$
Computer equipment	2,560,271	2,638,812	339,035
Furniture and fixture	590,217	598,917	76,949
Office equipment	90,057	96,992	12,462
Leasehold improvements	652,073	-	-
Less: accumulated depreciation	(3,489,511)	(3,047,996)	(391,608)
Net book value	403,107	286,725	36,838
Depreciation expense of property and equipment totaled HK$134,951, HK$96,880 and HK$268,028 (US$34,436) for the years ended December 31, 2023, 2024 and 2025, respectively. During the year ended December 31, 2024 and 2025, the Company disposed of some of the computer equipment with a cost of HK$54,677 and HK$57,470 respectively, which were acquired few years ago and were fully depreciated. The Company did not sell the equipment; accordingly, no gain or loss for this disposal was recorded. No impairment charge was recognized for any of the periods presented. During the year ended December 31, 2025, the Company disposed of leasehold improvements relating to the former office location of our operating subsidiary, m-FINANCE as the Company moved to a new office facility. The disposed leasehold improvements had an original cost of HK$652,073 and were fully depreciated at the time of disposal. No significant gain or loss was recognized on disposal.